UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2014




[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA WORLD GROWTH FUND]

 ======================================================

        SEMIANNUAL REPORT
        USAA WORLD GROWTH FUND
        FUND SHARES o ADVISER SHARES
        NOVEMBER 30, 2014

 ======================================================

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

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PRESIDENT'S MESSAGE

"...[A] KEY DETERMINANT OF INVESTMENT
SUCCESS IS THE ABILITY TO DEAL WITH OUR             [PHOTO OF BROOKS ENGLEHARDT]
EMOTIONAL REACTIONS."

--------------------------------------------------------------------------------

JANUARY 2015

The reporting period was perilous for those who believe they can gauge - and trade - the direction of the financial markets. When the period began in June of last year, many observers believed that longer-term interest rates could not get any lower. In fact, they continued to trend down as the Federal Reserve (the
Fed) gradually tapered (or reduced), and eventually, ended its quantitative easing (QE) bond-buying program. The yield on a 10-year U.S. Treasury, which began the period at 2.48%, ended it at 2.17%. As yields fell, bond prices rose (bond prices and yields move in opposite directions), with longer-term and intermediate-term U.S. Treasuries generating the highest bond-market returns for the reporting period overall. U.S. large-cap stocks performed even better than U.S. Treasuries. After dipping sharply in the first two weeks of October, large-cap stocks rallied and finished the period with a solid gain.

The performance of other asset classes was quite different. During the reporting period, investors generally sold off European stocks, which ended the period in negative territory. Japanese equities notched a gain, but they underperformed versus the broad U.S. stock market. U.S. small-cap stocks declined for most of the period, rebounding during the final weeks to eke out a small positive return. Within fixed-income securities, high-yield spreads (or yield differentials versus risk-free U.S. Treasuries of comparable maturity) widened, suggesting investors were growing concerned about corporate fundamentals amid weaker global economic growth.

Indeed, while the U.S. economy continued to strengthen during the reporting period, other economies did not fare well. Europe's economic growth slowed, Japan struggled to jumpstart its declining economy, and the former engine of global growth - China - weakened. The monetary policies of global central banks reflected the divergence between those economies and our own. As the Fed was ending its QE program, other central banks were easing monetary policy further, pushing down interest rates around the world. At the same time, inflation pressures eased as oil prices fell by nearly a third during the reporting period and natural gas,

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

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copper, and agricultural commodity prices also declined. Gold prices, however, held up relatively well in comparison, falling only modestly.

Few could have foreseen this investment landscape when the reporting period started. Despite what some experts say, no one can be sure exactly what will happen in the financial markets. I suspect those who tried to time the markets were surprised by the performance of certain asset classes. Under the circumstances, if you decided to adhere to your long-term investment plan, you have every reason to congratulate yourself. This is all the more true when you consider the dramatic headlines that dominated the period, including Russia's involvement in the Ukraine, the Ebola crisis, and the uncertainty in the Middle East. In my opinion, a key determinant of investment success is the ability to deal with our emotional reactions. We believe investors should strive to ignore media noise and focus instead on relevant information, such as the direction of interest rates and the condition of the U.S. economy, which can provide them with the perspective they need to manage their investments. In this respect, a long-term plan can be extremely useful.

That said, as we look ahead to 2015, it may be a good time to review your investment plan and make sure it still suits your goals, risk tolerance, and time horizon. You also may want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. If you would like some help, please call one of our financial advisors. They would be happy to assist you.

At USAA Investments, we remain committed to providing you with our best advice, top-notch service and a wide variety of investment choices. Rest assured we will continue monitoring global economic trends, central bank monetary policy, and other factors that potentially could affect your investments. From all of us here, I would like to thank you for the opportunity to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market illiquidity, political instability, and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        17

    Financial Statements                                                     18

    Notes to Financial Statements                                            21

EXPENSE EXAMPLE                                                              36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA WORLD GROWTH FUND (THE FUND) SEEKS CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest its assets primarily in equity securities of both foreign (including emerging markets) and domestic issuers. The "equity securities" in which the Fund principally invests are common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

While the Fund may invest in companies of any size, it generally focuses on companies with large market capitalizations. The Fund may invest a large percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors also may be considered.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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      [PHOTO OF DAVID R. MANNHEIM]                       [PHOTO OF ROGER MORLEY]
       DAVID R. MANNHEIM                                  ROGER MORLEY
       MFS                                                MFS
       Investment Management                              Investment Management

--------------------------------------------------------------------------------

o  PLEASE REVIEW MARKET CONDITIONS OVER THE REPORTING PERIOD.

   The period began on a hopeful note as Russia appeared to have stepped back from the brink of actions that would have forced the geopolitical hands of Europe and the United States. While there were ongoing concerns over global growth, investors dismissed negative U.S. economic growth results for the first quarter as largely weather-driven. Indeed, after the winter lull, U.S. economic growth rebounded, providing some comfort that there remained at least one source of growth among developed markets. Further supporting this sentiment, the Federal Reserve continued to stress in its messaging it's focus on the continued tepid employment environment over any need to raise rates in order to contain potential inflation risk.

   These supportive factors would be counterbalanced in part by ongoing concerns around Ukraine and Israel; stocks dipped in July 2014 over concerns in these areas. In September, there was an even sharper decline, as fears over heightened instability in the Middle East reached a tipping point. Equity markets would recover their geopolitically-driven losses, but sentiment late in the period was tempered by mounting fears over deflation globally. While policy makers in both Europe and Japan were engaged in bold measures to jump-start growth, the ultimate effectiveness of these changes was viewed as questionable.

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2  | USAA WORLD GROWTH FUND

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o  HOW DID THE USAA WORLD GROWTH FUND (THE FUND) PERFORM DURING THE REPORTING
   PERIOD?

   The Fund has two share classes: Fund Shares and Adviser Shares. For the six-month reporting period ended November 30, 2014, the Fund Shares and Adviser Shares had total returns of 1.68% and 1.54%, respectively. This compares to returns of 1.33% for the Lipper Global Funds Index and 2.25% for the MSCI World Index (the Index).

   USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadvisers. MFS Investment Management (MFS) is the subadviser to the Fund. The subadviser provides day-to-day discretionary management for the Fund's assets.

o  WHAT FACTORS DROVE THE FUND'S PERFORMANCE RELATIVE TO THE INDEX?

   The Fund's underweight position in energy boosted performance over the reporting period relative to the Index, as the sector was the only negative performer in the benchmark during the period. Stock selection in the leisure sector also benefited relative results, in particular overweight positions in media companies Time Warner, Inc. and Walt Disney Co.

   Elsewhere, the Fund's overweight positions in custodian banks State Street Corp. and Bank of New York Mellon Corp.; global payments technology firm, Visa, Inc. "A"; railway firm, Canadian National Railway Co.; medical equipment manufacturer, Medtronic, Inc.; health sciences instruments maker, Thermo Fisher Scientific, Inc.; diversified industrial company, 3M Co.; and investment banking firm, Goldman Sachs Group, Inc. aided relative returns as these stocks outperformed during the period.

   Refer to page 6 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   You will find a complete list of securities that the Fund owns on pages
   11-16.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   On the downside, the combination of the Fund's underweight position and stock selection in the technology sector detracted from relative performance. Within technology, a lack of exposure to consumer electronics company Apple, Inc.* and software firm Microsoft Corp.* hindered relative results as both stocks performed well. The Fund's out-of-benchmark position in weak-performing electronics manufacturer Samsung Electronics Co. Ltd. also weighed on relative returns. Stock selection in the consumer staples sector also negatively impacted relative performance.

   In other sectors, the Fund's overweight positions in financial services firm Standard Chartered plc; industrial gas supplier Linde AG; oil field services company Schlumberger Ltd; electrical products manufacturers Legrand S.A. and Schneider Electric SE; oil and gas contractor Saipem S.p.A; and global luxury goods company LVMH Moet Hennessy-Louis Vuitton S.A. hampered relative results.

   Thank you for your investment in the Fund.

   *Apple Inc. and Microsoft Corp. were sold out of the Fund prior to November 30, 2014.

   FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

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4  | USAA WORLD GROWTH FUND

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INVESTMENT OVERVIEW

USAA WORLD GROWTH FUND SHARES (FUND SHARES) (Ticker Symbol: USAWX)


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                                          11/30/14                   5/31/14
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Net Assets                             $1.2 Billion                $1.1 Billion
Net Asset Value Per Share                $28.47                       $28.00


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
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   5/31/14 - 11/30/14*             1 YEAR          5 YEARS            10 YEARS

        1.68%                      8.05%           12.79%              8.92%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
   1 YEAR                          5 YEARS                            10 YEARS

   3.71%                           11.90%                              8.30%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 5/31/14**
--------------------------------------------------------------------------------

                                       1.19%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA WORLD
                     GROWTH FUND            LIPPER GLOBAL           MSCI WORLD
                      SHARES                 FUNDS INDEX               INDEX
11/30/04            $10,000.00              $10,000.00              $10,000.00
12/31/04             10,423.67               10,367.28               10,381.73
01/31/05             10,266.44               10,170.19               10,147.99
02/28/05             10,522.67               10,494.69               10,469.46
03/31/05             10,324.67               10,276.23               10,267.12
04/30/05             10,091.74               10,046.06               10,042.54
05/31/05             10,219.86               10,216.69               10,220.97
06/30/05             10,167.45               10,325.89               10,309.41
07/31/05             10,586.72               10,733.94               10,669.54
08/31/05             10,714.83               10,866.35               10,749.93
09/30/05             10,889.53               11,155.99               11,029.15
10/31/05             10,709.01               10,904.04               10,761.57
11/30/05             10,930.30               11,250.08               11,120.14
12/31/05             11,229.64               11,599.91               11,366.50
01/31/06             11,739.80               12,196.08               11,874.05
02/28/06             11,771.29               12,110.79               11,856.37
03/31/06             12,029.51               12,420.75               12,117.08
04/30/06             12,413.70               12,760.39               12,484.97
05/31/06             12,161.77               12,288.25               12,058.49
06/30/06             12,243.65               12,261.46               12,054.96
07/31/06             12,432.60               12,263.48               12,130.19
08/31/06             12,779.00               12,585.78               12,445.06
09/30/06             12,993.13               12,758.12               12,593.45
10/31/06             13,339.53               13,166.18               13,055.66
11/30/06             13,667.04               13,542.67               13,375.37
12/31/06             13,920.01               13,838.29               13,647.31
01/31/07             14,198.97               14,051.64               13,808.42
02/28/07             14,038.57               13,909.95               13,736.56
03/31/07             14,192.00               14,189.82               13,988.01
04/30/07             14,791.76               14,732.45               14,604.91
05/31/07             15,042.82               15,187.45               15,014.13
06/30/07             14,973.08               15,165.36               14,898.33
07/31/07             14,659.25               14,858.56               14,568.38
08/31/07             14,742.94               14,833.55               14,557.33
09/30/07             15,335.73               15,438.33               15,249.61
10/31/07             15,698.37               15,964.53               15,717.34
11/30/07             15,419.42               15,261.92               15,074.88
12/31/07             15,216.78               15,121.85               14,880.39
01/31/08             14,167.87               14,055.38               13,743.24
02/29/08             14,190.34               13,929.95               13,663.70
03/31/08             14,407.62               13,842.89               13,532.73
04/30/08             14,849.66               14,448.93               14,243.98
05/31/08             15,089.41               14,648.72               14,461.18
06/30/08             13,815.73               13,437.29               13,307.80
07/31/08             13,620.93               13,124.06               12,982.63
08/31/08             13,456.10               12,979.76               12,800.27
09/30/08             12,279.82               11,607.49               11,277.83
10/31/08             10,294.37                9,521.77                9,139.54
11/30/08              9,575.11                8,883.55                8,547.95
12/31/08             10,043.32                9,258.31                8,822.20
01/31/09              9,043.67                8,564.88                8,049.32
02/28/09              8,168.98                7,835.38                7,225.40
03/31/09              8,840.62                8,355.38                7,770.26
04/30/09              9,691.88                9,142.89                8,641.92
05/31/09             10,504.09                9,968.85                9,424.93
06/30/09             10,535.33                9,949.15                9,382.41
07/31/09             11,566.21               10,779.93               10,177.08
08/31/09             11,925.46               11,208.47               10,596.93
09/30/09             12,495.57               11,617.64               11,019.31
10/31/09             12,261.28               11,378.49               10,823.26
11/30/09             12,878.25               11,821.22               11,265.53
12/31/09             13,193.31               12,134.15               11,467.83
01/31/10             12,636.07               11,673.64               10,993.85
02/28/10             12,800.89               11,836.31               11,148.83
03/31/10             13,588.09               12,527.43               11,839.28
04/30/10             13,556.62               12,575.80               11,840.94
05/31/10             12,179.71               11,409.95               10,711.26
06/30/10             11,888.59               11,068.94               10,339.63
07/31/10             12,887.83               11,945.65               11,177.89
08/31/10             12,313.47               11,487.50               10,760.56
09/30/10             13,556.62               12,612.95               11,763.94
10/31/10             14,138.85               13,117.74               12,202.45
11/30/10             13,808.39               12,852.85               11,939.00
12/31/10             14,800.97               13,758.78               12,816.82
01/31/11             14,903.86               13,953.73               13,106.38
02/28/11             15,370.85               14,400.38               13,565.27
03/31/11             15,307.53               14,429.57               13,431.49
04/30/11             16,281.07               14,969.68               14,002.09
05/31/11             16,154.43               14,647.35               13,711.62
06/30/11             15,940.72               14,369.05               13,494.70
07/31/11             15,592.47               14,044.23               13,250.01
08/31/11             14,421.05               12,915.52               12,316.45
09/30/11             13,067.59               11,589.01               11,252.67
10/31/11             14,587.27               12,796.34               12,416.62
11/30/11             14,365.65               12,567.25               12,113.46
12/31/11             14,157.27               12,388.58               12,106.73
01/31/12             14,940.23               13,179.01               12,714.28
02/29/12             15,731.19               13,832.98               13,335.36
03/31/12             16,186.59               13,923.08               13,506.80
04/30/12             16,058.75               13,677.89               13,353.42
05/31/12             14,708.54               12,456.17               12,200.70
06/30/12             15,331.72               13,010.64               12,822.39
07/31/12             15,571.40               13,191.91               12,987.23
08/31/12             16,066.74               13,422.91               13,316.48
09/30/12             16,466.22               13,767.01               13,682.33
10/31/12             16,490.18               13,755.74               13,589.87
11/30/12             16,993.52               13,910.97               13,763.89
12/31/12             17,471.39               14,359.61               14,022.73
01/31/13             18,463.54               15,071.87               14,737.04
02/28/13             18,624.86               15,040.37               14,761.38
03/31/13             19,020.11               15,382.77               15,108.24
04/30/13             19,294.36               15,820.55               15,582.88
05/31/13             19,552.47               15,922.65               15,588.76
06/30/13             19,084.64               15,571.92               15,204.65
07/31/13             20,181.64               16,358.92               16,005.11
08/31/13             19,592.81               16,016.46               15,664.44
09/30/13             20,665.61               16,819.83               16,447.86
10/31/13             21,310.91               17,407.49               17,091.69
11/30/13             21,754.55               17,732.42               17,395.44
12/31/13             22,317.70               18,053.19               17,763.52
01/31/14             21,244.33               17,442.69               17,105.59
02/28/14             22,524.11               18,294.80               17,961.91
03/31/14             22,441.55               18,368.27               17,987.90
04/30/14             22,581.91               18,456.96               18,172.22
05/31/14             23,118.59               18,829.58               18,529.76
06/30/14             23,341.52               19,156.31               18,861.24
07/31/14             22,664.48               18,746.99               18,559.99
08/31/14             23,060.80               19,175.81               18,968.96
09/30/14             22,441.55               18,590.33               18,454.37
10/31/14             22,714.02               18,714.89               18,573.75
11/30/14             23,506.65               19,079.11               18,945.98

                                          [END CHART]

                               Data from 11/30/04 to 11/30/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund Shares to the following benchmarks:

o The unmanaged Lipper Global Funds Index tracks the total return performance of the 30 largest funds within the Lipper Global Funds category.

o The unmanaged MSCI World Index reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

6  | USAA WORLD GROWTH FUND

================================================================================

USAA WORLD GROWTH FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: USWGX)


--------------------------------------------------------------------------------
                                      11/30/14                       5/31/14
--------------------------------------------------------------------------------

Net Assets                        $24.2 Million                 $21.6 Million
Net Asset Value Per Share            $28.33                        $27.90


--------------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
--------------------------------------------------------------------------------
   5/31/14 - 11/30/14*               1 YEAR           SINCE INCEPTION 8/01/10

         1.54%                       7.85%                     13.94%


--------------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
   1 YEAR                                             SINCE INCEPTION 8/01/10

   3.60%                                                       13.26%


--------------------------------------------------------------------------------
                               EXPENSE RATIO AS OF 5/31/14**
--------------------------------------------------------------------------------

                                          1.35%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                    o CUMULATIVE PERFORMANCE COMPARISON o

                [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

            USAA WORLD GROWTH FUND                       LIPPER GLOBAL FUNDS
                ADVISER SHARES      MSCI WORLD INDEX          INDEX
07/31/10          $10,000.00           $10,000.00          $10,000.00
08/31/10            9,321.02             9,626.65            9,616.47
09/30/10           10,256.10            10,524.29           10,558.61
10/31/10           10,696.84            10,916.59           10,981.18
11/30/10           10,446.69            10,680.91           10,759.44
12/31/10           11,190.54            11,466.23           11,517.82
01/31/11           11,262.39            11,725.27           11,681.02
02/28/11           11,615.65            12,135.80           12,054.91
03/31/11           11,567.75            12,016.12           12,079.35
04/30/11           12,298.22            12,526.60           12,531.49
05/31/11           12,196.43            12,266.73           12,261.66
06/30/11           12,028.78            12,072.67           12,028.69
07/31/11           11,765.33            11,853.77           11,756.77
08/31/11           10,879.19            11,018.59           10,811.90
09/30/11            9,855.34            10,066.91            9,701.45
10/31/11           10,998.94            11,108.19           10,712.13
11/30/11           10,831.29            10,836.98           10,520.36
12/31/11           10,668.98            10,830.96           10,370.79
01/31/12           11,259.70            11,374.49           11,032.48
02/29/12           11,850.41            11,930.12           11,579.93
03/31/12           12,187.96            12,083.50           11,655.36
04/30/12           12,091.52            11,946.28           11,450.10
05/31/12           11,072.84            10,915.03           10,427.37
06/30/12           11,543.00            11,471.21           10,891.53
07/31/12           11,717.80            11,618.68           11,043.27
08/31/12           12,085.49            11,913.23           11,236.65
09/30/12           12,386.87            12,240.53           11,524.70
10/31/12           12,398.93            12,157.81           11,515.27
11/30/12           12,772.64            12,313.49           11,645.22
12/31/12           13,126.95            12,545.06           12,020.78
01/31/13           13,867.35            13,184.10           12,617.04
02/28/13           13,982.66            13,205.87           12,590.67
03/31/13           14,273.97            13,516.17           12,877.30
04/30/13           14,480.31            13,940.80           13,243.78
05/31/13           14,668.44            13,946.07           13,329.25
06/30/13           14,316.45            13,602.43           13,035.64
07/31/13           15,135.74            14,318.54           13,694.46
08/31/13           14,686.65            14,013.77           13,407.78
09/30/13           15,487.74            14,714.64           14,080.30
10/31/13           15,973.25            15,290.62           14,572.24
11/30/13           16,307.03            15,562.36           14,844.25
12/31/13           16,718.76            15,891.65           15,112.78
01/31/14           15,917.90            15,303.05           14,601.71
02/28/14           16,873.97            16,069.14           15,315.03
03/31/14           16,811.89            16,092.39           15,376.53
04/30/14           16,917.43            16,257.29           15,450.78
05/31/14           17,320.97            16,577.15           15,762.71
06/30/14           17,482.38            16,873.70           16,036.22
07/31/14           16,973.30            16,604.19           15,693.57
08/31/14           17,258.88            16,970.07           16,052.54
09/30/14           16,799.47            16,509.70           15,562.43
10/31/14           16,998.13            16,616.50           15,666.70
11/30/14           17,587.93            16,949.51           15,971.60

                                 [END CHART]

                 Data from 7/31/10 to 11/30/14.*

                 See page 6 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

*The performance of the Lipper Global Funds Index and the MSCI World Index is calculated from the end of the month of July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

8  | USAA WORLD GROWTH FUND

================================================================================

                        o TOP 10 INDUSTRIES - 11/30/14 o
                                (% of Net Assets)

Movies & Entertainment .................................................... 6.0%
Asset Management & Custody Banks .......................................... 5.9%
Packaged Foods & Meat ..................................................... 5.3%
Household Products ........................................................ 5.2%
Aerospace & Defense ....................................................... 5.2%
Health Care Equipment ..................................................... 4.8%
Pharmaceuticals ........................................................... 4.7%
Diversified Banks ......................................................... 4.1%
Industrial Gases .......................................................... 4.0%
Distillers & Vintners ..................................................... 3.6%

                           o TOP 10 EQUITY HOLDINGS - 11/30/14 o
                                 (% of Net Assets)

Walt Disney Co. ........................................................... 3.1%
Time Warner, Inc. ......................................................... 2.6%
Nestle S.A. ............................................................... 2.6%
Honeywell International, Inc. ............................................. 2.5%
Thermo Fisher Scientific, Inc. ............................................ 2.4%
Reckitt Benckiser Group plc ............................................... 2.4%
Linde AG .................................................................. 2.4%
Bayer AG .................................................................. 2.4%
State Street Corp. ........................................................ 2.3%
Visa, Inc. "A" ............................................................ 2.3%

You will find a complete list of securities that the Fund owns on pages 11-16.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                            o COUNTRY ALLOCATION - 11/30/14 o

                            [PIE CHART OF COUNTRY ALLOCATION]

UNITED STATES                                                              53.4%
UNITED KINGDOM                                                             10.3%
SWITZERLAND                                                                 8.2%
FRANCE                                                                      8.1%
GERMANY                                                                     7.2%
OTHER*                                                                     12.7%

                                       [END CHART]

*Includes countries with less than 3% of portfolio and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

10  | USAA WORLD GROWTH FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

-----------------------------------------------------------------------------------------
                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             COMMON STOCKS (98.7%)

             CONSUMER DISCRETIONARY (19.6%)
             ------------------------------
             ADVERTISING (2.4%)
   151,745   Omnicom Group, Inc.                                               $   11,725
   779,566   WPP plc                                                               16,317
                                                                               ----------
                                                                                   28,042
                                                                               ----------
             APPAREL RETAIL (0.5%)
   177,057   Urban Outfitters, Inc.*                                                5,722
                                                                               ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (3.5%)
   275,851   Burberry Group plc                                                     7,110
   133,912   Compagnie Financiere Richemont S.A.                                   12,591
   122,231   LVMH Moet Hennessy - Louis Vuitton S.A.                               21,962
                                                                               ----------
                                                                                   41,663
                                                                               ----------
             AUTO PARTS & EQUIPMENT (0.9%)
   144,079   Delphi Automotive plc                                                 10,511
                                                                               ----------
             AUTOMOTIVE RETAIL (1.0%)
    20,248   AutoZone, Inc.*                                                       11,697
                                                                               ----------
             CABLE & SATELLITE (1.3%)
   427,249   British Sky Broadcasting Group plc                                     6,220
    63,304   Time Warner Cable, Inc.                                                9,450
                                                                               ----------
                                                                                   15,670
                                                                               ----------
             CASINOS & GAMING (0.4%)
   167,200   Sands China Ltd.                                                       1,002
   628,432   William Hill plc                                                       3,288
                                                                               ----------
                                                                                    4,290
                                                                               ----------
             FOOTWEAR (0.2%)
    24,228   NIKE, Inc. "B"                                                         2,406
                                                                               ----------
             MOTORCYCLE MANUFACTURERS (0.2%)
    34,981   Harley-Davidson, Inc.                                                  2,437
                                                                               ----------
             MOVIES & ENTERTAINMENT (6.0%)
   356,656   Time Warner, Inc.                                                     30,358
    51,099   Viacom, Inc. "B"                                                       3,865

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------
                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
   396,332   Walt Disney Co.                                                   $   36,665
                                                                               ----------
                                                                                   70,888
                                                                               ----------
             RESTAURANTS (2.4%)
   833,330   Compass Group plc                                                     14,188
   129,340   McDonald's Corp.                                                      12,521
    22,764   Whitbread plc                                                          1,631
                                                                               ----------
                                                                                   28,340
                                                                               ----------
             SPECIALTY STORES (0.8%)
   287,069   Sally Beauty Holdings, Inc.*                                           9,086
                                                                               ----------
             Total Consumer Discretionary                                         230,752
                                                                               ----------
             CONSUMER STAPLES (16.8%)
             ------------------------
             BREWERS (2.5%)
   947,029   Ambev S.A.                                                             6,200
    98,830   Carlsberg A.S. "B"                                                     8,803
   182,755   Heineken N.V.                                                         14,374
                                                                               ----------
                                                                                   29,377
                                                                               ----------
             DISTILLERS & VINTNERS (3.6%)
   834,320   Diageo plc                                                            25,817
   136,771   Pernod Ricard S.A.                                                    16,209
                                                                               ----------
                                                                                   42,026
                                                                               ----------
             FOOD RETAIL (0.2%)
    35,000   Lawson, Inc.                                                           2,158
                                                                               ----------
             HOUSEHOLD PRODUCTS (5.2%)
   235,116   Colgate-Palmolive Co.                                                 16,362
    46,797   Procter & Gamble Co.                                                   4,232
   344,885   Reckitt Benckiser Group plc                                           28,309
   556,487   Svenska Cellulosa AB "B"                                              13,127
                                                                               ----------
                                                                                   62,030
                                                                               ----------
             PACKAGED FOODS & MEAT (5.3%)
   286,799   DANONE S.A.                                                           20,238
   178,843   Kellogg Co.                                                           11,849
   401,886   Nestle S.A.                                                           30,175
                                                                               ----------
                                                                                   62,262
                                                                               ----------
             Total Consumer Staples                                               197,853
                                                                               ----------
             ENERGY (2.5%)
             -------------
             OIL & GAS EQUIPMENT & SERVICES (2.2%)
    96,002   National-Oilwell Varco, Inc.                                           6,436
   205,579   Saipem S.p.A.*                                                         2,942

================================================================================

12  | USAA WORLD GROWTH FUND

================================================================================

-----------------------------------------------------------------------------------------
                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
   190,635   Schlumberger Ltd.                                                 $   16,385
                                                                               ----------
                                                                                   25,763
                                                                               ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%)
   395,000   INPEX Corp.                                                            4,184
                                                                               ----------
             Total Energy                                                          29,947
                                                                               ----------
             FINANCIALS (13.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (5.9%)
   476,923   Bank of New York Mellon Corp.                                         19,091
   294,942   Franklin Resources, Inc.                                              16,770
   161,836   Julius Baer Group Ltd.*                                                7,333
   347,225   State Street Corp.                                                    26,643
                                                                               ----------
                                                                                   69,837
                                                                               ----------
             CONSUMER FINANCE (1.6%)
   199,101   American Express Co.                                                  18,401
                                                                               ----------
             DIVERSIFIED BANKS (4.1%)
    17,503   Credicorp Ltd.                                                         2,900
   171,314   Erste Group Bank AG                                                    4,640
   623,326   Grupo Financiero Banorte S.A. "O"                                      3,504
   411,717   Itau Unibanco Holding S.A. ADR                                         6,200
   622,600   Kasikornbank Public Co. Ltd.                                           4,683
    10,476   Komercni Banka A.S.                                                    2,328
 1,049,334   Sberbank of Russia*(a)                                                 1,522
   568,978   Standard Chartered plc                                                 8,328
   770,678   UBS Group AG*                                                         13,838
                                                                               ----------
                                                                                   47,943
                                                                               ----------
             INVESTMENT BANKING & BROKERAGE (1.2%)
    74,793   Goldman Sachs Group, Inc.                                             14,092
                                                                               ----------
             REINSURANCE (0.3%)
    49,514   Swiss Re AG*                                                           4,233
                                                                               ----------
             SPECIALIZED FINANCE (0.5%)
    84,425   Deutsche Boerse AG                                                     6,167
                                                                               ----------
             Total Financials                                                     160,673
                                                                               ----------
             HEALTH CARE (13.7%)
             -------------------
             HEALTH CARE EQUIPMENT (4.8%)
   229,141   Medtronic, Inc.                                                       16,927
    54,422   Sonova Holding AG                                                      8,235
   233,082   St. Jude Medical, Inc.                                                15,840
   162,038   Stryker Corp.                                                         15,055
                                                                               ----------
                                                                                   56,057
                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-----------------------------------------------------------------------------------------
                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             HEALTH CARE SUPPLIES (0.8%)
   181,612   DENTSPLY International, Inc.                                      $    9,985
                                                                               ----------
             LIFE SCIENCES TOOLS & SERVICES (3.4%)
   220,022   Thermo Fisher Scientific, Inc.                                        28,447
    97,347   Waters Corp.*                                                         11,282
                                                                               ----------
                                                                                   39,729
                                                                               ----------
             PHARMACEUTICALS (4.7%)
   187,422   Bayer AG                                                              28,187
    77,638   Johnson & Johnson                                                      8,404
   101,931   Merck KGaA                                                            10,150
    28,766   Roche Holding AG                                                       8,616
                                                                               ----------
                                                                                   55,357
                                                                               ----------
             Total Health Care                                                    161,128
                                                                               ----------
             INDUSTRIALS (14.9%)
             -------------------
             AEROSPACE & DEFENSE (5.2%)
   294,947   Honeywell International, Inc.                                         29,221
    84,386   MTU Aero Engines AG                                                    7,520
   219,641   United Technologies Corp.                                             24,178
                                                                               ----------
                                                                                   60,919
                                                                               ----------
             AIR FREIGHT & LOGISTICS (1.6%)
   176,639   United Parcel Service, Inc. "B"                                       19,416
                                                                               ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (2.6%)
   236,720   Legrand S.A.                                                          12,411
    24,672   Rockwell Automation, Inc.                                              2,848
   184,188   Schneider Electric SE                                                 15,024
                                                                               ----------
                                                                                   30,283
                                                                               ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.8%)
   142,536   Adecco S.A.*                                                          10,009
                                                                               ----------
             INDUSTRIAL CONGLOMERATES (1.9%)
   137,026   3M Co.                                                                21,936
                                                                               ----------
             MARINE (0.2%)
    16,663   Kuehne & Nagel International AG                                        2,244
                                                                               ----------
             RAILROADS (2.0%)
   338,057   Canadian National Railway Co.                                         24,019
                                                                               ----------
             TRADING COMPANIES & DISTRIBUTORS (0.6%)
    87,585   Brenntag AG                                                            4,823
    66,152   NOW, Inc.*                                                             1,772
                                                                               ----------
                                                                                    6,595
                                                                               ----------
             Total Industrials                                                    175,421
                                                                               ----------

================================================================================

14  | USAA WORLD GROWTH FUND

================================================================================

-----------------------------------------------------------------------------------------
                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (11.7%)
             ------------------------------
             APPLICATION SOFTWARE (0.2%)
    37,428   Dassault Systemes S.A.                                            $    2,447
                                                                               ----------
             COMMUNICATIONS EQUIPMENT (0.7%)
   286,262   Cisco Systems, Inc.                                                    7,912
                                                                               ----------
             DATA PROCESSING & OUTSOURCED SERVICES (2.3%)
   103,029   Visa, Inc. "A"                                                        26,601
                                                                               ----------
             ELECTRONIC COMPONENTS (1.7%)
   158,734   Amphenol Corp. "A"                                                     8,513
   312,200   HOYA Corp.                                                            11,098
                                                                               ----------
                                                                                   19,611
                                                                               ----------
             INTERNET SOFTWARE & SERVICES (0.6%)
   126,557   eBay, Inc.*                                                            6,945
                                                                               ----------
             IT CONSULTING & OTHER SERVICES (2.2%)
   302,246   Accenture plc "A"                                                     26,093
                                                                               ----------
             SEMICONDUCTORS (1.1%)
   149,526   Altera Corp.                                                           5,625
   167,904   Microchip Technology, Inc.                                             7,581
                                                                               ----------
                                                                                   13,206
                                                                               ----------
             SYSTEMS SOFTWARE (2.3%)
    68,953   Check Point Software Technologies Ltd.*                                5,331
   520,705   Oracle Corp.                                                          22,083
                                                                               ----------
                                                                                   27,414
                                                                               ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.6%)
     6,179   Samsung Electronics Co. Ltd.                                           7,178
                                                                               ----------
             Total Information Technology                                         137,407
                                                                               ----------
             MATERIALS (5.9%)
             ----------------
             INDUSTRIAL GASES (4.0%)
    50,356   Air Liquide S.A.                                                       6,337
   149,454   Linde AG                                                              28,201
    93,968   Praxair, Inc.                                                         12,063
                                                                               ----------
                                                                                   46,601
                                                                               ----------
             SPECIALTY CHEMICALS (1.9%)
   202,577   AkzoNobel N.V.                                                        13,995
    84,589   International Flavors & Fragrances, Inc.                               8,558
                                                                               ----------
                                                                                   22,553
                                                                               ----------
             Total Materials                                                       69,154
                                                                               ----------
             Total Common Stocks (cost: $750,789)                               1,162,335
                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (1.2%)

             MONEY MARKET FUNDS (1.2%)
13,629,719   State Street Institutional Liquid Reserves
                Fund Premier Class, 0.08%(b)                                      $   13,630
                                                                                  ----------
             Total Money Market Instruments (cost: $13,630)                           13,630
                                                                                  ----------

             TOTAL INVESTMENTS (COST: $764,419)                                   $1,175,965
                                                                                  ==========

--------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
--------------------------------------------------------------------------------------------
                                     (LEVEL 1)          (LEVEL 2)     (LEVEL 3)
                                 QUOTED PRICES  OTHER SIGNIFICANT   SIGNIFICANT
                             IN ACTIVE MARKETS         OBSERVABLE  UNOBSERVABLE
ASSETS                    FOR IDENTICAL ASSETS             INPUTS        INPUTS        TOTAL
--------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                     $1,160,813             $1,522            $-   $1,162,335
Money Market Instruments:
  Money Market Funds                    13,630                  -             -       13,630
--------------------------------------------------------------------------------------------
Total                               $1,174,443             $1,522            $-   $1,175,965
--------------------------------------------------------------------------------------------

For the period of June 1, 2014, through November 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

16  | USAA WORLD GROWTH FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 45.3% of net assets at November 30, 2014.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

  (a) Security was fair valued at November 30, 2014, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by USAA Mutual Funds Board of Trustees (the Board). The total value of all such securities was $1,522,000, which represented 0.1% of the Fund's net assets.

  (b) Rate represents the money market fund annualized seven-day yield at November 30, 2014.

   *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  17

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $764,419)               $1,175,965
   Cash                                                                            13,628
   Cash denominated in foreign currencies (identified cost of $251)                   232
   Receivables:
       Capital shares sold                                                            799
       Dividends and interest                                                       2,083
                                                                               ----------
          Total assets                                                          1,192,707
                                                                               ----------
LIABILITIES
   Payables:
      Securities purchased                                                         13,733
      Capital shares redeemed                                                         785
   Accrued management fees                                                            737
   Accrued administration and servicing fees                                            5
   Accrued transfer agent's fees                                                       49
   Other accrued expenses and payables                                                308
                                                                               ----------
          Total liabilities                                                        15,617
                                                                               ----------
              Net assets applicable to capital shares outstanding              $1,177,090
                                                                               ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                              $  738,882
  Accumulated undistributed net investment income                                   8,727
  Accumulated net realized gain on investments                                     18,245
  Net unrealized appreciation of investments                                      411,546
  Net unrealized depreciation of foreign currency translations                       (310)
                                                                               ----------
              Net assets applicable to capital shares outstanding              $1,177,090
                                                                               ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,152,918/40,498 shares outstanding)         $    28.47
                                                                               ==========
      Adviser Shares (net assets of $24,172/853 shares outstanding)            $    28.33
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

18  | USAA WORLD GROWTH FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $212)                              $ 8,667
   Interest                                                                             6
                                                                                  -------
            Total income                                                            8,673
                                                                                  -------
EXPENSES
   Management fees                                                                  4,471
   Administration and servicing fees:
       Fund Shares                                                                    844
       Adviser Shares                                                                  17
   Transfer agent's fees:
       Fund Shares                                                                  1,046
       Adviser Shares                                                                   7
   Distribution and service fees (Note 6F):
       Adviser Shares                                                                  28
   Custody and accounting fees:
       Fund Shares                                                                    116
       Adviser Shares                                                                   2
   Postage:
       Fund Shares                                                                     43
   Shareholder reporting fees:
       Fund Shares                                                                     27
   Trustees' fees                                                                      12
   Registration fees:
       Fund Shares                                                                     23
       Adviser Shares                                                                  12
   Professional fees                                                                   54
   Other                                                                                9
                                                                                  -------
            Total expenses                                                          6,711
                                                                                  -------
NET INVESTMENT INCOME                                                               1,962
                                                                                  -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                                  9,826
       Foreign currency transactions                                                  (65)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                                  7,365
       Foreign currency translations                                                 (241)
                                                                                  -------
            Net realized and unrealized gain                                       16,885
                                                                                  -------
   Increase in net assets resulting from operations                               $18,847
                                                                                  =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited), and year ended May 31,
2014

---------------------------------------------------------------------------------------------------
                                                                     11/30/2014           5/31/2014
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $    1,962          $    7,578
   Net realized gain on investments                                       9,826              18,924
   Net realized loss on foreign currency transactions                       (65)                 (9)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                        7,365             143,983
       Foreign currency translations                                       (241)                (48)
                                                                     ------------------------------
           Increase in net assets resulting from operations              18,847             170,428
                                                                     ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                            -              (7,184)
       Adviser Shares                                                         -                (115)
                                                                     ------------------------------
           Total distributions of net investment income                       -              (7,299)
                                                                     ------------------------------
   Net realized gains:
       Fund Shares                                                            -             (16,545)
       Adviser Shares                                                         -                (290)
                                                                     ------------------------------
           Total distributions of net realized gains                          -             (16,835)
                                                                     ------------------------------
   Distributions to shareholders                                              -             (24,134)
                                                                     ------------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                            5,874             105,738
   Adviser Shares                                                         2,200              10,467
                                                                     ------------------------------
       Total net increase in net assets from capital share
           transactions                                                   8,074             116,205
                                                                     ------------------------------
   Capital contribution from USAA Transfer Agency
       Company                                                                -                   2
                                                                     ------------------------------
   Net increase in net assets                                            26,921             262,501

NET ASSETS
   Beginning of period                                                1,150,169             887,668
                                                                     ------------------------------
   End of period                                                     $1,177,090          $1,150,169
                                                                     ==============================
Accumulated undistributed net investment income:
   End of period                                                     $    8,727          $    6,765
                                                                     ==============================

See accompanying notes to financial statements.

================================================================================

20  | USAA WORLD GROWTH FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation.

The Fund consists of two classes of shares: World Growth Fund Shares (Fund Shares) and World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board.

================================================================================

                                              NOTES TO FINANCIAL STATEMENTS | 21

================================================================================

    Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the

================================================================================

22  | USAA WORLD GROWTH FUND

================================================================================

         prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

         the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks which are valued based on methods discussed in
    Note 1A2.

================================================================================

24  | USAA WORLD GROWTH FUND

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2014, there were no custodian and other bank credits.

G. REDEMPTION FEES - Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended November 30, 2014, the Adviser Shares incurred redemption fees of $1,000.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management

================================================================================

26  | USAA WORLD GROWTH FUND

================================================================================

    to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2014, the Fund paid CAPCO facility fees of $3,000, which represents 1.7% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2015, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

At May 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended November 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2014, were $54,356,000 and $40,835,000, respectively.

As of November 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2014, were $434,519,000 and $22,973,000, respectively, resulting in net unrealized appreciation of $411,546,000.

(5) CAPITAL SHARE TRANSACTIONS

At November 30, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

28  | USAA WORLD GROWTH FUND

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                           SIX-MONTH
                                          PERIOD ENDED                       YEAR ENDED
                                        NOVEMBER 30, 2014                   MAY 31, 2014
---------------------------------------------------------------------------------------------
                                      SHARES           AMOUNT          SHARES          AMOUNT
                                      -------------------------------------------------------
    FUND SHARES:
    Shares sold                        3,400         $ 94,141           9,863       $ 257,036
    Shares issued from
     reinvested dividends                  -                -             884          23,396
    Shares redeemed                   (3,202)         (88,267)         (6,709)       (174,694)
                                      -------------------------------------------------------
    Net increase from capital
     share transactions                  198         $  5,874           4,038       $ 105,738
                                      =======================================================
    ADVISER SHARES:
    Shares sold                          103         $  2,863             456       $  11,351
    Shares issued from
     reinvested dividends                  -                -               8             213
    Shares redeemed*                     (24)            (663)            (42)         (1,097)
                                      -------------------------------------------------------
    Net increase from capital
     share transactions                   79         $  2,200             422       $  10,467
                                      =======================================================
    *Net of redemption fees.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Global Funds Index over the performance period. The Lipper Global Funds Index tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX                   (IN BASIS POINTS AS A %
(IN BASIS POINTS)(1)                OF THE FUND'S AVERAGE NET ASSETS(1)
-----------------------------------------------------------------------
+/-100 to 400                       +/-4
+/-401 to 700                       +/-5
+/-701 and greater                  +/-6

   (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee. Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period,

================================================================================

30  | USAA WORLD GROWTH FUND

================================================================================

    even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $4,471,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $166,000 and $2,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.03% and 0.02%, respectively.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFS), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee based on the aggregate average net assets in the USAA World Growth Fund and the USAA International Fund combined, in an annual amount of 0.33% on the first $2 billion of assets, 0.30% of assets over $2 billion and up to $3 billion, and 0.25% on assets over $3 billion. For the six-month period ended November 30, 2014, the Manager incurred subadvisory fees, paid or payable to MFS, of $1,694,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended November 30, 2014, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $844,000 and $17,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2014, the Fund reimbursed the Manager $18,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

D. EXPENSE LIMITATION - The Manager agreed, through October 1, 2014, to limit the total annual operating expenses of the Adviser Shares to 1.60% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. Effective October 1, 2014, the Manager terminated this agreement for the Adviser Shares. For the six-month period ended November 30, 2014, the Adviser Shares did not incur reimbursable expenses.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2014, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,046,000 and $7,000, respectively.

F. DISTRIBUTION AND SERVICE (12B-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $28,000.

G. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

32  | USAA WORLD GROWTH FUND

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2014, USAA and its affiliates owned 315,000 shares, which represent 37.0% of the Adviser Shares and 0.8% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                            NOVEMBER 30,                        YEAR ENDED MAY 31,
                            -------------------------------------------------------------------------------------
                                  2014           2014           2013           2012           2011           2010
                            -------------------------------------------------------------------------------------
Net asset value at
 beginning of period        $    28.00     $    24.24       $  18.41       $  20.41       $  15.48       $  13.47
                            -------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income             .05            .20            .19            .17            .16            .12
 Net realized and
   unrealized gain (loss)          .42           4.19           5.85          (2.01)          4.88           2.02
                            -------------------------------------------------------------------------------------
Total from investment
 operations                        .47           4.39           6.04          (1.84)          5.04           2.14
                            -------------------------------------------------------------------------------------
Less distributions from:
 Net investment income               -           (.19)          (.20)          (.16)          (.11)          (.13)
 Realized capital gains              -           (.44)          (.01)             -              -              -
                            -------------------------------------------------------------------------------------
Total distributions                  -           (.63)          (.21)          (.16)          (.11)          (.13)
                            -------------------------------------------------------------------------------------
Net asset value at
 end of period              $    28.47     $    28.00       $  24.24       $  18.41       $  20.41       $  15.48
                            =====================================================================================
Total return (%)*                 1.68          18.24          32.93          (8.95)         32.63          15.78(a)
Net assets at end
 of period (000)            $1,152,918     $1,128,586       $879,178       $615,644       $642,494       $434,958
Ratios to average
 net assets:**
 Expenses (%)(b)                  1.16(c)        1.19           1.25           1.30           1.29           1.34(a)
 Net investment income (%)         .35(c)         .75            .93            .96            .95            .76
Portfolio turnover (%)               4              9             12             12             17             15

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2014, average net assets were $1,122,551,000.
(a) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $116,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares'
    total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratio by 0.03%.
    This decrease is excluded from the expense ratio in the Financial Highlights table.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly.
    The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                     -           (.00%)(+)      (.00%)(+)      (.00%)(+)      (.00%)(+)      (.00%)(+)

    (+)Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.


================================================================================

34  | USAA WORLD GROWTH FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED                                                PERIOD ENDED
                                NOVEMBER 30,               YEAR ENDED MAY 31,                  MAY 31,
                                ------------------------------------------------------------------------
                                   2014           2014              2013        2012             2011***
                                ------------------------------------------------------------------------
Net asset value at
 beginning of period            $ 27.90        $ 24.17          $18.37          $20.38         $16.79
                                ---------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .01            .18             .13             .12            .12
 Net realized and
   unrealized gain (loss)           .42           4.16            5.82           (2.01)          3.57
                                ---------------------------------------------------------------------
Total from investment
 operations                         .43           4.34            5.95           (1.89)          3.69
                                ---------------------------------------------------------------------
Less distributions from:
 Net investment income                -           (.17)           (.14)           (.12)          (.10)
 Realized capital gains               -           (.44)           (.01)              -              -
                                ---------------------------------------------------------------------
Total distributions                   -           (.61)           (.15)           (.12)          (.10)
                                ---------------------------------------------------------------------
Net asset value at
 end of period                  $ 28.33        $ 27.90          $24.17          $18.37         $20.38
                                =====================================================================
Total return (%)*                  1.54          18.08           32.47           (9.26)         22.02
Net assets at end
 of period (000)                $24,172        $21,583          $8,490          $5,808         $6,435
Ratios to average
 net assets:**
 Expenses (%)(a),(c)               1.38(b)        1.35            1.60            1.60           1.60(b)
 Expenses, excluding
   reimbursements (%)(a),(c)       1.38(b)        1.35            1.63            1.76           1.92(b)
 Net investment income (%)          .13            .64             .59             .64            .80(b)
Portfolio turnover (%)                4              9              12              12             17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2014, average net assets were $22,423,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                      -           (.00%)(+)         (.00%)(+)   (.00%)(+)      (.00%)(+)

    (+)Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Prior to October 1, 2014, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.60% of the Adviser Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

EXPENSE EXAMPLE

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2014, through November 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

36  | USAA WORLD GROWTH FUND

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                        BEGINNING              ENDING              DURING PERIOD*
                                      ACCOUNT VALUE         ACCOUNT VALUE          JUNE 1, 2014 -
                                      JUNE 1, 2014        NOVEMBER 30, 2014      NOVEMBER 30, 2014
                                    --------------------------------------------------------------
FUND SHARES
Actual                                 $1,000.00              $1,016.80               $5.86

Hypothetical
 (5% return before expenses)            1,000.00               1,019.25                5.87

ADVISER SHARES
Actual                                  1,000.00               1,015.40                6.97

Hypothetical
 (5% return before expenses)            1,000.00               1,018.15                6.98

*Expenses are equal to the annualized expense ratio of 1.16% for Fund Shares and 1.38% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 1.68% for Fund Shares and 1.54% for Adviser Shares for the six-month period of June 1, 2014, through November 30, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

200998-0115

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23412-0115                               (C)2015, USAA. All rights reserved.

    ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     01/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      01/27/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.




    ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                           SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     01/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      01/27/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.